Accrued and Other Liabilities - Additional Information (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Costs to be paid [Line Items]
Accrued Liabilities	€ 154.8	€ 208.7	[1]
expected losses for upgrading EUV in the field [Member]
Costs to be paid [Line Items]
Accrued Liabilities	€ 14.6	€ 84.5

[1]	1.As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.